Net Income (Loss) Per Share - Summary of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Numerator:
Net (loss) income	$ 1,763	$ (22,102)	$ (464,726)	$ (85,596)	$ (116,194)	$ 9,222	$ 796
Denominator:
Weighted average shares outstanding, basic (in shares)		236,024,000		235,648,000
Weighted average shares outstanding, basic (in shares)	277,926,000		260,383,000
Weighted average shares outstanding, basic and diluted (in shares)					235,938,873	231,956,164	228,540,269
Dilutive effect of stock-based awards (in shares)	2,230,000		0
Dilutive effect of stock-based awards (in shares)		0		0
Weighted average shares outstanding, diluted (in shares)	280,156,000	236,024,000	260,383,000	235,648,000
Weighted average shares outstanding, diluted (in shares)	280,156,000	236,024,000	260,383,000	235,648,000
Net income (loss) per share, basic and diluted (in dollars per share)					$ (0.49)	$ 0.04	$ 0
Net income (loss) per share, basic (in dollars per share)		$ (0.09)		$ (0.36)
Net income (loss) per share, basic (in dollars per share)	$ 0.01		$ (1.78)
Net income (loss) per share, diluted (in dollars per share)		$ (0.09)		$ (0.36)
Net income (loss) per share, diluted (in dollars per share)	$ 0.01		$ (1.78)